Note 6 - Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Note 6 - Deposits (Details) [Line Items]
Time Deposits, $100,000 or More	$ 26,650,000		$ 29,703,000
FDIC, Limit	250,000
FDIC, Unisured Amount	11,160,000
Deposits	356,065,000	$ 333,893,000	$ 358,504,000
Customer Concentration Risk [Member]
Note 6 - Deposits (Details) [Line Items]
Deposits	$ 22,497,000
Customer Concentration Risk [Member] | Deposits [Member]
Note 6 - Deposits (Details) [Line Items]
Concentration Risk, Percentage	6.32%